Document And Entity Information	Nov. 15, 2019
Risk/Return:
Document Type	497
Document Period End Date	Nov. 15, 2019
Entity Registrant Name	JNL INVESTORS SERIES TRUST
Entity Central Index Key	0001121257
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 15, 2019
Document Effective Date	Nov. 15, 2019
Prospectus Date	Apr. 29, 2019